Securities - Summary of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Financial assets at fair value through other comprehensive income	$ 116,700	$ 130,600
Government and government-related securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	87,770	94,649
Gross unrealized gains	320	502
Gross unrealized (losses)	(94)	(418)
Financial assets at fair value through other comprehensive income	87,996	94,733
Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	10,073	12,740
Gross unrealized gains	57	38
Gross unrealized (losses)	(1)	(47)
Financial assets at fair value through other comprehensive income	10,129	12,731
Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	12,319	9,443
Gross unrealized gains	95	75
Gross unrealized (losses)	(13)	(11)
Financial assets at fair value through other comprehensive income	12,401	9,507
Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	43,356	45,857
Gross unrealized gains	97	265
Gross unrealized (losses)	(72)	(356)
Financial assets at fair value through other comprehensive income	43,381	45,766
Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	16,335	20,034
Gross unrealized gains	31	65
Gross unrealized (losses)	(7)	(3)
Financial assets at fair value through other comprehensive income	16,359	20,096
Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	5,687	6,575
Gross unrealized gains	40	59
Gross unrealized (losses)	(1)	(1)
Financial assets at fair value through other comprehensive income	5,726	6,633
Other debt securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	24,990	30,906
Gross unrealized gains	83	119
Gross unrealized (losses)	(51)	(77)
Financial assets at fair value through other comprehensive income	25,022	30,948
Other debt securities [member] | Asset-backed financings [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	17,068	21,901
Gross unrealized gains	43	87
Gross unrealized (losses)	(25)	(19)
Financial assets at fair value through other comprehensive income	17,086	21,969
Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	277	471
Gross unrealized gains		1
Financial assets at fair value through other comprehensive income	277	472
Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	7,645	8,534
Gross unrealized gains	40	31
Gross unrealized (losses)	(26)	(58)
Financial assets at fair value through other comprehensive income	7,659	8,507
Debt securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	112,760	125,555
Gross unrealized gains	403	621
Gross unrealized (losses)	(145)	(495)
Financial assets at fair value through other comprehensive income	113,018	125,681
Equity securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	1,895	2,101
Gross unrealized gains	35	138
Gross unrealized (losses)	(85)	(65)
Financial assets at fair value through other comprehensive income	1,845	2,174
Equity securities [member] | Common shares [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	1,592	1,725
Gross unrealized gains	31	118
Gross unrealized (losses)	(27)	(39)
Financial assets at fair value through other comprehensive income	1,596	1,804
Equity securities [member] | Preferred shares [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	303	376
Gross unrealized gains	4	20
Gross unrealized (losses)	(58)	(26)
Financial assets at fair value through other comprehensive income	249	370
Securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	114,655	127,656
Gross unrealized gains	438	759
Gross unrealized (losses)	(230)	(560)
Financial assets at fair value through other comprehensive income	$ 114,863	$ 127,855